Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

333-72042     HV-3574 - PremierSolutions Standard
_____________________________
Supplement dated January 5, 2024 to your Prospectus dated May 1, 2023
This Supplement dated January 5, 2024 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
Effective immediately, the Fund Type for the Oakmark Equity and Income Fund - Investor Class in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 is changed as expressed in the updated Appendix A - Underlying Funds table below in this Supplement.
Also effective immediately, the Current Expenses for the below-listed funds shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
American Century Equity Income Fund - Class A	JPMorgan SmartRetirement® 2045 Fund - Class A
American Century Small Company Fund - Class A	JPMorgan SmartRetirement® 2050 Fund - Class A
Domini Impact Equity Fund® - Investor Shares	JPMorgan SmartRetirement® 2055 Fund - Class A
JPMorgan SmartRetirement® 2020 Fund - Class A	JPMorgan SmartRetirement® 2060 Fund - Class A
JPMorgan SmartRetirement® 2025 Fund - Class A	JPMorgan SmartRetirement® Income Fund - Class A
JPMorgan SmartRetirement® 2030 Fund - Class A	Nuveen Dividend Growth Fund - Class A
JPMorgan SmartRetirement® 2035 Fund - Class A	Nuveen International Value Fund - Class A
JPMorgan SmartRetirement® 2040 Fund - Class A
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.91%	-3.38%	6.03%	9.25%
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.11%	-21.56%	2.31%	7.58%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares Adviser: Domini Impact Investments LLC Subadviser: SSGA Funds Management Inc	1.00%	-25.70%	7.10%	9.77%
US Fund Target-Date 2020	JPMorgan SmartRetirement® 2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	-7.59%	2.13%	4.81%
US Fund Target-Date 2025	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	-8.15%	2.72%	5.69%
US Fund Target-Date 2030	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.79%	-8.18%	3.16%	6.44%
US Fund Target-Date 2035	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	-8.37%	3.94%	7.20%
US Fund Target-Date 2040	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.84%	-8.33%	4.38%	7.69%
US Fund Target-Date 2045	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.35%	4.76%	7.91%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Target-Date 2050	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.44%	4.74%	7.90%
US Fund Target-Date 2055	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.35%	4.78%	7.93%
US Fund Target-Date 2060	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.84%	-8.31%	4.77%	0.00%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.69%	-7.51%	2.12%	3.77%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.92%	-9.75%	9.54%	11.19%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.15%	-9.15%	0.38%	3.62%
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.83%	-12.92%	4.70%	7.31%
* This Fund’s Current Expenses reflect a temporary fee reduction.
This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-60-HV3574